Income taxes (Tables)	6 Months Ended
Jun. 30, 2024
Text block [abstract]
Summary of Income Taxes
Income taxes recognized in the income statement can be detailed as follows:

For the six-month period ended 30 June Million US dollar	2024	2023

Current tax expense	(1 724)	(1 554)
Deferred tax (expense)/income	177	362
Total income tax expense in the income statement	(1 546)	(1 192)

Summary of Reconciliation of Effective Tax Rate with Aggregated Weighted Nominal Tax Rate
The reconciliation of the effective tax rate with the aggregated weighted nominal tax rate can be summarized as follows:

For the six-month period ended 30 June Million US dollar	2024	2023

Profit/(loss) before tax	4 782	3 847
Deduct share of results of associates	137	105
Deduct exceptional share of results of associates	104	-
Profit before tax and before share of results of associates	4 541	3 741

Adjustments to the tax basis
Government incentives	(223)	(346)
Non-deductible/(non-taxable) mark-to-market on derivatives	507	703
Other expenses not deductible for tax purposes	807	775
Other non-taxable income	(368)	(291)
Adjusted tax basis	5 265	4 582

Aggregate weighted nominal tax rate	26.2%	26.9%

Tax at aggregated nominal tax rate	(1 382)	(1 235)

Adjustments on tax expense
Recognition/(de-recognition) of deferred tax assets on tax losses (carried forward)	(165)	(98)
(Underprovided)/overprovided in prior years	(160)	(56)
Deductions from interest on equity	102	323
Deductions from goodwill and other tax deductions	367	168
Withholding taxes	(207)	(205)
Other tax adjustments	(102)	(90)

Total tax expense	(1 546)	(1 192)

Effective tax rate	34.1%	31.9%